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                      Sentinel Pennsylvania Tax-Free Trust



                                        April 2, 1997


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  Sentinel Pennsylvania Tax-Free Trust
          Post-Effective Amendment No. 15 under the
          Securities Act of 1933 and Amendment under
          the Investment Company Act of 1940 to the
          Registration Statement on Form N-1A
          (File Nos. 33-7664 and 811-4781)
          ------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Sentinel Pennsylvania Tax-Free Trust (the "Trust") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 27, 1997.


                              Very truly yours,

                              SENTINEL PENNSYLVANIA TAX-FREE TRUST

                              By:  /s/  D. Russell Morgan
                                   -----------------------
                                   D. Russell Morgan
                                   Secretary